Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding	543,277	143,363
Granted	488,560	690,998
Exercised	(220,289)
Settled		(287,634)
Forfeited	(8,500)	(3,450)
Outstanding	803,048	543,277
Performance Based Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding	1,142,544	441,994
Granted	143,740	822,100
Exercised	(129,706)
Settled		(121,550)
Forfeited	(44,200)
Outstanding	1,112,378	1,142,544